Other disclosures - Risk Management and Principal Risks - Analysis of equity sensitivity (audited) (Details) - Interest rate risk [member] - +/- 25bps [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	£ 100	£ 45
Effect on profit for the year, decrease	(408)	(135)
Effect on equity, increase	(662)	(608)
Effect on equity, decrease	449	546
Retained earnings [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	73	34
Effect on profit for the year, decrease	£ (298)	£ (101)
As percentage, increase	3.00%	1.00%
As percentage, decrease	(12.10%)	(3.00%)
Effect on equity, increase	£ 73	£ 34
Effect on equity, decrease	(298)	(101)
Taxation effects on the above [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	(27)	(11)
Effect on profit for the year, decrease	110	34
Effect on equity, increase	272	214
Effect on equity, decrease	(276)	(216)
Available for sale reserve [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(437)	(321)
Effect on equity, decrease	453	329
Reserve of cash flow hedges [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(570)	(534)
Effect on equity, decrease	£ 570	£ 534
Equity [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
As percentage, increase	(1.00%)	(0.90%)
As percentage, decrease	0.70%	0.80%